Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital November 2017 bought deal	Share capital January 2018 bought deal	Share capital June 2018 Bought deal	Share capital Broken Coast Cannabis Ltd.	Share capital Nuuvera Holdings Limited	Share capital LATAM Holdings Inc.	Share capital	Warrants Nuuvera Holdings Limited	Warrants	Share-based payment reserve Nuuvera Holdings Limited	Share-based payment reserve	Accumulated other comprehensive loss	Non-controlling interest LATAM Holdings Inc.	Non-controlling interest	Retained earnings	November 2017 bought deal	January 2018 bought deal	June 2018 Bought deal	Broken Coast Cannabis Ltd.	Nuuvera Holdings Limited	LATAM Holdings Inc.	Total
Balance at May. 31, 2017							$ 274,317		$ 445		$ 3,230				$ (4,123)							$ 273,869
Balance (in shares) at May. 31, 2017							138,628,704
Shares issuance - Bought Deal	$ 86,661	$ 214,168														$ 86,661	$ 214,168
Shares issuance - Bought Deal (in shares)	12,689,675	14,373,675
Share issuance - acquisition				$ 109,000	$ 411,258			$ 1,015		$ 12,133									$ 109,000	$ 424,406
Share issuance - acquisition (in shares)				8,363,651	31,226,910
Share issuance - warrants exercised							$ 3,767		(85)													3,682
Share issuance - warrants exercised (in shares)							2,388,636
Share issuance - options exercised							$ 11,559				(7,230)											4,329
Share issuance - options exercised (in shares)							2,493,623
Share issuance - deferred share units							$ 62															62
Share issuance - deferred share units (in shares)							5,050
share-based payments											15,780											15,780
Income tax recovery on share issuance costs							$ 3,002															3,002
Shares held in escrow for services not yet earned							187															187
Share-based payments rescinded											(1,907)				1,907
Non-controlling interest														$ 9,800								9,800
Total comprehensive income for the year												$ (801)		(220)	29,668							28,647
Balance at May. 31, 2018							$ 1,113,981		1,375		22,006	(801)		9,580	27,452							1,173,593
Balance (in shares) at May. 31, 2018							210,169,924
Shares issuance - Bought Deal			$ 245,925															$ 245,925
Shares issuance - Bought Deal (in shares)			21,835,510
Share issuance - acquisition				$ 297		$ 273,900							$ 11,341						$ 297		$ 285,241
Share issuance - acquisition (in shares)				19,963		15,678,310
Share issuance - warrants exercised							$ 1,762		(39)													1,723
Share issuance - warrants exercised (in shares)							550,335
Share issuance - options exercised							$ 15,029				(9,933)											5,096
Share issuance - options exercised (in shares)							2,632,078
Share issuance - deferred share units							$ 953															953
Share issuance - deferred share units (in shares)							103,000
share-based payments											24,078											24,078
Income tax recovery on share issuance costs							$ 3,426															3,426
Elimination of CTA on disposal of equity investee												801			(801)
Non-controlling interest														9,439								9,439
Total comprehensive income for the year												(119)		(1,951)	(14,548)							(16,618)
Balance at May. 31, 2019							$ 1,655,273		$ 1,336		$ 36,151	$ (119)		$ 28,409	$ 12,103							$ 1,733,153
Balance (in shares) at May. 31, 2019							250,989,120